Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Trading Symbol	CADE
Entity Registrant Name	CADENCE BANCORPORATION
Entity Central Index Key	0001614184
Entity Filer Category	Non-accelerated Filer